UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number:  028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		January 12, 2010

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      98
Form 13F Information Table Value Total:	$153,778 (thousands)

List of Other Included Managers:
NONE

                                      TITLE OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER   VOTING AUTHORITY
          NAME OF ISSUER                CLASS        CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED  NONE
          --------------              --------       -----     ---------------  --- ---- -------  --------    ----   ------  ----
Noble Corp                        SHS               G65422100      829   20,380 SH      SOLE                  18,820       0  1560
Check Point Software Tech Ltd.    ORD               M22465104      327    9,640 SH      SOLE                   8,720       0   920
Elbit Systems Ltd                 ORD               M3760D101      388    5,970 SH      SOLE                   5,430       0   540
Core Laboratories N V             COM               N22717107      620    5,245 SH      SOLE                   4,885       0   360
AT&T Inc.                         COM               00206R102     2016   71,917 SH      SOLE                  68,777       0  3140
Allegheny Technologies  Inc       COM               01741R102      218    4,860 SH      SOLE                   4,860       0     0
Amazon Com Inc                    COM                23135106      511    3,795 SH      SOLE                   3,435       0   360
America Movil SAB DE CV Series    SPONS ADR L SHS   02364W105      496   10,554 SH      SOLE                   9,934       0   620
Annaly Capital Mgmt Inc           COM                35710409      223   12,860 SH      SOLE                  12,860       0     0
Apache Corp                       COM                37411105      390    3,777 SH      SOLE                   3,477       0   300
Apple Inc                         COM                37833100     3394   16,105 SH      SOLE                  15,185       0   920
Auto Data Processing              COM                53015103     1467   34,255 SH      SOLE                  32,155       0  2100
BP PLC ADR                        SPONSORED ADR      55622104     1685   29,063 SH      SOLE                  27,433       0  1630
Bank Of America Corporation       COM                60505104    25659 1703,770 SH      SOLE                1,702,77       0  1000
Barrick Gold Corp                 COM                67901108      525   13,320 SH      SOLE                  12,590       0   730
Baxter Intl Inc                   COM                71813109     1365   23,260 SH      SOLE                  21,650       0  1610
Berkshire Hathaway Inc Cl B       CL B               84670207     1226      373 SH      SOLE                     342       0    31
BHP Billiton Ltd Spon ADR         SPONSORED ADR      88606108      878   11,460 SH      SOLE                  10,510       0   950
Bristol Myers Squibb Co           COM               110122108     1495   59,208 SH      SOLE                  55,848       0  3360
Burlingtn Northern Santa Fe C     COM               12189T104     1214   12,306 SH      SOLE                  12,306       0     0
CSX Corp                          COM               126408103     1414   29,170 SH      SOLE                  27,190       0  1980
CVS Caremark Corporation          COM               126650100     1328   41,214 SH      SOLE                  38,954       0  2260
Cameco Corp                       COM               13321L108      548   17,050 SH      SOLE                  17,050       0     0
Canadian Natural Res Ltd          COM               136385101      955   13,280 SH      SOLE                  13,280       0     0
Chevron Corp New                  COM               166764100      233    3,028 SH      SOLE                   3,028       0     0
Citigroup Inc                     COM               172967101       74   22,307 SH      SOLE                  22,307       0     0
Claymore/BNY BRIC ETF             BNY BRI&C PTF     18383M100     1822   42,920 SH      SOLE                  42,920       0     0
Deere & Company                   COM               244199105      283    5,233 SH      SOLE                   5,233       0     0
Diamond Offshore Drilling         COM               25271C102     2021   20,530 SH      SOLE                  19,090       0  1440
Disney Walt Co                    COM               254687106     1578   48,924 SH      SOLE                  46,844       0  2080
Exelon Corporation                COM               30161N101      355    7,260 SH      SOLE                   7,260       0     0
Exxon Mobil Corporation           COM               30231G102     2449   35,919 SH      SOLE                  35,919       0     0
Flir Systems Inc                  COM               302445101      816   24,920 SH      SOLE                  23,090       0  1830
FPL Group Incorporated            COM               302571104      825   15,622 SH      SOLE                  14,192       0  1430
Firstenergy Corp                  COM               337932107      232    5,000 SH      SOLE                   5,000       0     0
Freeport-McMoRan Copper & Gold    COM               35671D857     1480   18,430 SH      SOLE                  17,370       0  1060
General Dynamics Corp             COM               369550108     1713   25,123 SH      SOLE                  23,423       0  1700
General Electric Company          COM               369604103      238   15,756 SH      SOLE                  15,756       0     0
Gilead Sciences Inc               COM               375558103      545   12,590 SH      SOLE                  12,050       0   540
Goldcorp Inc New                  COM               380956409      954   24,250 SH      SOLE                  21,700       0  2550
Google Inc Class A                CL A              38259P508     1171    1,889 SH      SOLE                   1,728       0   161
Green Mtn Coffee Roasters Inc     COM               393122106      733    8,995 SH      SOLE                   8,155       0   840
Hewlett-Packard Company           COM               428236103     1761   34,195 SH      SOLE                  31,955       0  2240
Honeywell Intl Inc                COM               438516106     1663   42,430 SH      SOLE                  39,390       0  3040
International Business Machine    COM               459200101     2190   16,732 SH      SOLE                  15,892       0   840
iShares MSCI Australia Index F    MSCI AUSTRALIA    464286103     1143   50,050 SH      SOLE                  45,010       0  5040
iShares MSCI Canada Index Fd      MSCI CDA INDEX    464286509     4101  155,755 SH      SOLE                 145,135       0 10620
iShares MSCI Brazil Index F       MSCI BRAZIL       464286400      281    3,770 SH      SOLE                   3,770       0     0
iShares MSCI Malaysia             MSCI MALAYSIA     464286830      147   13,810 SH      SOLE                  13,810       0     0
iShares MSCI Taiwan Index Fd      MSCI TAIWAN       464286731      658   50,770 SH      SOLE                  47,250       0  3520
iShares Tr Barclays MBS Bond F    BARCLYS MBS BD    464288588      678    6,400 SH      SOLE                   6,400       0     0
iShares Tr Barclays Bond          LEHMAN 1-3 YR     464288646      316    3,035 SH      SOLE                   3,035       0     0
iShares Tr DJ Sel Div Inx         DJ SEL DIV INX    464287168     2383   54,276 SH      SOLE                  45,646       0  8630
iShares Tr Barclays TIPS Bd Fd    BARCLYS TIPS BD   464287176     7935   76,371 SH      SOLE                  68,516       0  7855
iShares Tr S&P                    S&P 500 INDEX     464287200      363    3,248 SH      SOLE                   3,248       0     0
iShares Tr IBOXX Corp Bond Fd     IBOXX INV CPBD    464287242     2611   25,070 SH      SOLE                  23,715       0  1355
iShares Tr GS Software Idx        S&P NA SOFTWR     464287515      676   14,430 SH      SOLE                  13,000       0  1430
iShares Tr Russell 1000 Index     RUSSELL 1000      464287622     1564   25,505 SH      SOLE                  22,140       0  3365
iShares Tr Russell  3000 Index    RUSSELL 3000      464287689     1473   22,567 SH      SOLE                  19,028       0  3539
Johnson & Johnson                 COM               478160104     2320   36,012 SH      SOLE                  33,952       0  2060
Joy Global Inc                    COM               481165108      385    7,470 SH      SOLE                   6,750       0   720
Kansas City Southern Ind          COM NEW           485170302      945   28,390 SH      SOLE                  25,750       0  2640
Kimberly Clark Corp               COM               494368103      583    9,148 SH      SOLE                   8,368       0   780
Market Vectors Gold Miners ETF    GOLD MINER ETF    57060U100     6174  133,601 SH      SOLE                 122,715       0 10886
Market Vectors Agribusiness ET    AGRIBUS ETF       57060U605      630   14,380 SH      SOLE                  13,140       0  1240
Mastercard Inc Cl A               CL A              57636Q104      725    2,831 SH      SOLE                   2,586       0   245
McDonalds Corp                    COM               580135101     1662   26,614 SH      SOLE                  25,074       0  1540
Medcohealth Solutions             COM               58405U102      863   13,500 SH      SOLE                  12,300       0  1200
MidCap SPDR Trust                 UNIT SER 1        595635103     5213   39,570 SH      SOLE                  36,240       0  3330
Nike Inc Cl B                     CL B              654106103     1721   26,050 SH      SOLE                  24,490       0  1560
OGE Energy Corp Hldg Co           COM               670837103      314    8,500 SH      SOLE                   8,500       0     0
Oracle Corp                       COM               68389X105      424   17,266 SH      SOLE                  15,486       0  1780
Panera Bread Co Cl A              CL A              69840W108      747   11,160 SH      SOLE                  10,040       0  1120
Pepsico Incorporated              COM               713448108     1032   16,979 SH      SOLE                  15,779       0  1200
Petrobras Brasileiro Sa Petro     SPONSORED ADR     71654V408      647   13,580 SH      SOLE                  12,210       0  1370
Pfizer Incorporated               COM               717081103     1226   67,409 SH      SOLE                  64,029       0  3380
Powershares Nasdaq 100 Shares     UNIT SER 1        73935A104     1470   32,130 SH      SOLE                  28,150       0  3980
Procter & Gamble Co               COM               742718109     1648   27,175 SH      SOLE                  25,675       0  1500
Qualcomm Inc                      COM               747525103     1249   27,000 SH      SOLE                  25,580       0  1420
Rayonier Inc                      COM               754907103      233    5,530 SH      SOLE                   5,530       0     0
Seaboard Corp                     COM               811543107      256      190 SH      SOLE                     190       0     0
Southwestern Energy Co            COM               845467109     1066   22,110 SH      SOLE                  20,030       0  2080
SPDR Trust Ser 1                  UNIT SER 1        78462F103     3140   28,175 SH      SOLE                  26,315       0  1860
SPDR S&P Retail ETF               S&P RETAIL ETF    78464A714      849   23,850 SH      SOLE                  21,350       0  2500
SPDR Oil & Gas Equip & Serv       OILGAS EQUIP      78464A748      725   25,450 SH      SOLE                  22,270       0  3180
Templeton Global Income Fd Inc    COM               880198106     2705  284,687 SH      SOLE                 284,687       0     0
Teva Pharm Inds Ltd ADR           ADR               881624209     2078   36,985 SH      SOLE                  34,225       0  2760
3M Company                        COM               88579Y101     1622   19,625 SH      SOLE                  19,625       0     0
Travelers Companies Inc           COM               89417E109     1497   30,022 SH      SOLE                  28,122       0  1900
UMB Financial Corp                COM               902788108      708   18,000 SH      SOLE                  18,000       0     0
United Technologies Corp          COM               913017109     1411   20,332 SH      SOLE                  19,062       0  1270
V F Corp                          COM               918204108     1662   22,695 SH      SOLE                  21,275       0  1420
Vanguard Emerging Market ETF      EMR MKT ETF       922042858     3866   94,290 SH      SOLE                  88,730       0  5560
Vanguard European ETF             INTL EQUITY INDEX 922042874     2790   57,555 SH      SOLE                  54,225       0  3330
Verizon Communications Inc        COM               92343V104      883   26,667 SH      SOLE                  24,667       0  2000
Wal-Mart Stores Inc               COM               931142103      821   15,354 SH      SOLE                  14,064       0  1290
Windstream Corp Com               COM               97381W104      184   16,765 SH      SOLE                  16,765       0     0
Yamana Gold Inc                   COM               98462Y100      671   58,980 SH      SOLE                  53,120       0  5860